Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Activities From Continuing Operations
Net loss	$ (28,427)	$ (26,027)	$ (34,907)	$ (59,292)
Net loss from continuing operations			(34,907)	(59,057)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities from continued operations:
Depreciation and amortization	403	368	498	449
Amortization of debt discount on convertible notes			57
Gain on lease settlement				(431)
Asset impairment and disposal			857	1,723
Stock-based payments for services and interest			2,705	2,899
Stock based compensation (as restated)	18,262	11,207	12,089	35,123
Changes in operating assets and liabilities:
Grant funds receivable	(1,845)	286	(510)	(345)
Prepaids and other	413	53	40	311
Deposits and other long-term assets		743	743	450
Accounts payable	359	(4,013)	(4,503)	2,468
Accrued expenses	49	363	324	(1,952)
Unearned reservation fees	(8)	189	223	556
Operating lease assets and liability, net	(114)	(87)	(118)	(1,640)
Net cash used in operating activities from continuing operations	(10,908)	(16,918)	(22,502)	(19,446)
Investing Activities from Continuing Operations
Purchase of property and equipment	(770)	(3,374)	(3,570)	(5,431)
Net cash used in investing activities from continuing operations	(770)	(3,374)	(3,570)	(5,431)
Financing Activities from Continuing Operations
Proceeds from sale of common stock	11,451	23,058	23,462	33,103
Proceeds from exercise of stock options			7
Repurchase of shares				(29)
Proceeds from sale of convertible notes		236	618
Common stock issuance costs	(938)	(1,734)	(1,822)	(1,767)
Net cash provided by financing activities from continuing operations	10,513	21,560	22,265	31,307
Cash used by operating activities of discontinued operations				(238)
Increase in cash and cash equivalents	(1,165)	1,268	(3,807)	6,192
Cash and cash equivalents, beginning of year	13,160	16,967	16,967	10,775
Cash and cash equivalents, end of year	11,995	18,235	13,160	16,967
Supplemental disclosures of cash flow information:
Cash paid for interest	9	20
Cash paid for income taxes		$ 2	1	2
Non-cash investing and financing activities:
Subscriptions receivable			281	814
Common stock repurchased for deconsolidation				(2,310)
Shares issued for conversion of convertible notes payable and accrued interest			$ 703